Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 188,691	€ 225,537
Interbank balances (w/o central banks)	8,282	8,681
Central bank funds sold and securities purchased under resale agreements	5,861	9,216
Securities borrowed	3,396	16,710
Financial assets at fair value through profit or loss	536,367	623,075
Financial assets at fair value through other comprehensive income	16,725
Financial assets available for sale		9,882
Equity method investments	0	0
Loans	110,828	113,190
Securities held to maturity		0
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	82,588	95,383
Assets for current tax	396	840
Total assets before deferred tax assets	953,134	1,102,514
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	40	118
Interbank balances (w/o central banks)	599	585
Central bank funds sold and securities purchased under resale agreements	2,361	755
Securities borrowed	0	22
Financial assets at fair value through profit or loss	36,977	13,895
Financial assets at fair value through other comprehensive income	34,457
Financial assets available for sale		39,514
Equity method investments	879	866
Loans	289,468	288,510
Securities held to maturity		3,170
Property and equipment	2,421	2,663
Goodwill and other intangible assets	9,141	8,839
Other assets	10,856	6,108
Assets for current tax	574	375
Total assets before deferred tax assets	387,774	365,419
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	188,732	225,655
Interbank balances (w/o central banks)	8,881	9,265
Central bank funds sold and securities purchased under resale agreements	8,222	9,971
Securities borrowed	3,396	16,732
Financial assets at fair value through profit or loss	573,344	636,970
Financial assets at fair value through other comprehensive income	51,182
Financial assets available for sale		49,397
Equity method investments	879	866
Loans	400,297	401,699
Securities held to maturity		3,170
Property and equipment	2,421	2,663
Goodwill and other intangible assets	9,141	8,839
Other assets	93,444	101,491
Assets for current tax	970	1,215
Total assets before deferred tax assets	1,340,907	1,467,933
Deferred tax assets	7,230	6,799
Total assets	€ 1,348,137	€ 1,474,732